Note 8 - Prepayments and Other (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Other Current Assets [Table Text Block]
	December 31, 2014	December 31, 2015
Prepaid expenses	293	305
Guarantees	399	110
Advances to various creditors	42	20
Other receivables	94	-
Total	828	435